Condensed Consolidated Statements of Stockholders’ Deficit - USD ($)		Total		Previously Reported		Revision of Prior Period, Adjustment		Convertible Notes Payable	Bridge Loan	Private Placement		Private Placement Warrants	Settle Transaction Expenses	Potential shares from Pre-Paid Advance	Potential shares from Cable Car Note	Non-Redemption Extension Agreement	Early Investor Consideration	Common Stock		Common Stock Previously Reported		Common Stock Revision of Prior Period, Adjustment		Common Stock Convertible Notes Payable	Common Stock Bridge Loan	Common Stock Private Placement		Common Stock Settle Transaction Expenses	Common Stock Potential shares from Pre-Paid Advance	Common Stock Potential shares from Cable Car Note	Common Stock Non-Redemption Extension Agreement	Common Stock Early Investor Consideration	Additional Paid-in Capital		Additional Paid-in Capital Previously Reported		Additional Paid-in Capital Revision of Prior Period, Adjustment		Additional Paid-in Capital Convertible Notes Payable	Additional Paid-in Capital Bridge Loan	Additional Paid-in Capital Private Placement		Additional Paid-in Capital Private Placement Warrants	Additional Paid-in Capital Settle Transaction Expenses	Additional Paid-in Capital Potential shares from Pre-Paid Advance	Additional Paid-in Capital Potential shares from Cable Car Note	Additional Paid-in Capital Non-Redemption Extension Agreement	Additional Paid-in Capital Early Investor Consideration	Accumulated Deficit		Accumulated Deficit Previously Reported
Beginning balance (in shares) at Dec. 31, 2022	[1]																	9,193,347				(6,042,368)	[2]
Beginning balance at Dec. 31, 2022	[1]			$ (1,507,577)		$ 0														$ 919		$ (604)													$ 10,162,698		$ 604														$ (11,671,194)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of a note payable/bridge loan (in shares)	[1]																	11,428
Conversion of a note payable/bridge loan	[1]	$ 402,000																$ 1															$ 401,999
Issuance of common stock (in shares)	[1]																	29,844
Issuance of common stock	[1]	1,026,550																$ 3															1,026,547
Stock-based compensation		709,394																															709,394
Net loss		$ (6,098,951)																																															$ (6,098,951)
Ending balance (in shares) at Dec. 31, 2023		3,192,251																3,192,251	[1],[3],[4]	9,314,040	[2],[4]	(6,121,789)	[2],[4]
Ending balance at Dec. 31, 2023	[4]	$ (5,312,079)	[1],[3]	(5,312,079)	[2]	0	[2]											$ 319	[1],[3]	$ 931	[2]	$ (612)	[2]										12,457,747	[1],[3]	12,457,135	[2]	612	[2]											(17,770,145)	[1],[3]	(17,770,145)	[2]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(628,590)		(4,298,590)
Ending balance (in shares) at Mar. 31, 2024	[5]																	7,145,907
Ending balance at Mar. 31, 2024	[5]	$ (4,914,150)																$ 715															13,483,870																(18,398,735)
Beginning balance (in shares) at Dec. 31, 2023		3,192,251																3,192,251	[1],[3],[4]	9,314,040	[2],[4]	(6,121,789)	[2],[4]
Beginning balance at Dec. 31, 2023	[4]	$ (5,312,079)	[1],[3]	(5,312,079)	[2]	0	[2]											$ 319	[1],[3]	$ 931	[2]	$ (612)	[2]										12,457,747	[1],[3]	12,457,135	[2]	612	[2]											(17,770,145)	[1],[3]	(17,770,145)	[2]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Merger recapitalization (in shares)																		2,632,873
Merger recapitalization		(12,939,165)	[4]															$ 263															(12,939,428)
Issuance of common stock pursuant to a subscription agreement (in shares)	[4]																	66,667
Issuance of common stock pursuant to a subscription agreement	[4]	706,000																$ 7															705,993
Conversion of a note payable/bridge loan (in shares)	[4]																							119,756	33,334
Conversion of a note payable/bridge loan	[4]							$ 3,233,388	$ 200,000															$ 12	$ 3														$ 3,233,376	$ 199,997
Net exercise of warrants (in shares)	[4]																	1,865
Net exercise of warrants	[4]	0																$ 0															0
Issuance of common stock (in shares)	[4]																											514,735	333,334	60,000	142,492	50,000
Issuance of common stock	[4]												$ 5,439,857	$ 1,866,284	$ 446,333	$ 1,508,993	$ 529,500											$ 52	$ 33	$ 6	$ 15	$ 5												$ 5,439,805	$ 1,866,251	$ 446,327	$ 1,508,978	$ 529,495
Stock-based compensation		38,984																															38,984
Deemed dividend related to modification of equity classified warrants		0																															5,185,502																(5,185,502)
Net loss		(1,877,464)		(5,547,464)																																													(1,877,464)
Ending balance (in shares) at Jun. 30, 2024	[4],[5]																	7,147,307
Ending balance at Jun. 30, 2024	[4],[5]	$ (6,159,369)																$ 715															18,673,027																(24,833,111)
Beginning balance (in shares) at Dec. 31, 2023		3,192,251																3,192,251	[1],[3],[4]	9,314,040	[2],[4]	(6,121,789)	[2],[4]
Beginning balance at Dec. 31, 2023	[4]	$ (5,312,079)	[1],[3]	$ (5,312,079)	[2]	$ 0	[2]											$ 319	[1],[3]	$ 931	[2]	$ (612)	[2]										12,457,747	[1],[3]	$ 12,457,135	[2]	$ 612	[2]											(17,770,145)	[1],[3]	$ (17,770,145)	[2]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Merger recapitalization (in shares)	[2]																	2,632,873
Merger recapitalization	[2]	(12,939,165)																$ 263															(12,939,428)
Issuance of common stock pursuant to a subscription agreement (in shares)	[2]																	66,667
Issuance of common stock pursuant to a subscription agreement	[2]	706,000																$ 7															705,993
Conversion of a note payable/bridge loan (in shares)	[2]																							119,756	33,334
Conversion of a note payable/bridge loan	[2]							$ 3,233,388	$ 200,000															$ 12	$ 3														$ 3,233,376	$ 199,997
Net exercise of warrants (in shares)	[2]																	1,865
Net exercise of warrants	[2]	0																$ 0															0
Issuance of common stock (in shares)	[2]																											514,735	333,334		142,492	50,000
Issuance of common stock	[2]												5,439,857	$ 1,866,284		$ 1,508,993	$ 529,500											$ 52	$ 33		$ 15	$ 5												5,439,805	$ 1,866,251		$ 1,508,978	$ 529,495
Stock-based compensation		289,795																															289,795
Deemed dividend related to modification of equity classified warrants		0																															5,185,502																(5,185,502)
Net loss		$ (8,984,880)																																															(8,984,880)
Ending balance (in shares) at Dec. 31, 2024		8,922,906	[6]															8,922,906	[2],[5]
Ending balance at Dec. 31, 2024	[2],[5]	$ (9,538,284)																$ 892															22,401,351																(31,940,527)
Beginning balance (in shares) at Mar. 31, 2024	[5]																	7,145,907
Beginning balance at Mar. 31, 2024	[5]	(4,914,150)																$ 715															13,483,870																(18,398,735)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)	[5]																											1,400
Issuance of common stock	[5]												$ 3,655																															$ 3,655
Deemed dividend related to modification of equity classified warrants		0																															5,185,502																(5,185,502)
Net loss		(1,248,874)																																															(1,248,874)
Ending balance (in shares) at Jun. 30, 2024	[4],[5]																	7,147,307
Ending balance at Jun. 30, 2024	[4],[5]	$ (6,159,369)																$ 715															18,673,027																(24,833,111)
Beginning balance (in shares) at Dec. 31, 2024		8,922,906	[6]															8,922,906	[2],[5]
Beginning balance at Dec. 31, 2024	[2],[5]	$ (9,538,284)																$ 892															22,401,351																(31,940,527)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)	[5]																	295,000								330,091
Issuance of common stock		366,210	[5]							$ 298,730	[5]	$ 380,511						$ 30	[5]							$ 33	[5]						366,180	[5]							$ 298,697	[5]	$ 380,511
Reclassification of warrant liability upon warrant modification		22,986,128																															22,986,128
Stock-based compensation		319,926																															319,926
Net loss		$ (15,137,515)																																															(15,137,515)
Ending balance (in shares) at Jun. 30, 2025		9,547,997	[6]															9,547,997	[4],[5]
Ending balance at Jun. 30, 2025	[4],[5]	$ (324,294)																$ 955															46,752,793																(47,078,042)
Beginning balance (in shares) at Mar. 31, 2025	[4]																	9,217,906
Beginning balance at Mar. 31, 2025	[4]	(20,207,358)																$ 922															22,868,247																(43,076,527)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)	[4]																									330,091
Issuance of common stock										$ 298,730	[4]	$ 380,511														$ 33	[4]														$ 298,697	[4]	$ 380,511
Reclassification of warrant liability upon warrant modification		22,986,128																															22,986,128
Stock-based compensation		219,210																															219,210
Net loss		$ (4,001,515)																																															(4,001,515)
Ending balance (in shares) at Jun. 30, 2025		9,547,997	[6]															9,547,997	[4],[5]
Ending balance at Jun. 30, 2025	[4],[5]	$ (324,294)																$ 955															$ 46,752,793																$ (47,078,042)

[1]	Amounts for the years ended December 31, 2024 and 2023 differ from those published in prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[2]	Amounts for the years ended December 31, 2024 and 2023 differ from those published in prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[3]	Amounts as of December 31, 2023 and before that date differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting or the Business Combination (as defined in the Notes to Condensed Consolidated Financial Statements).
[4]	Amounts for the three and six months ended June 30, 2025 and 2024 differ from those published in prior condensed consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[5]	(Amounts for the three and six months ended June 30, 2025 and 2024 differ from those published in prior condensed consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[6]	Amounts as of June 30, 2025 and December 31, 2024 differ from those published in prior condensed consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.